CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - ₪ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Par value per share	₪ 0.02	₪ 0.02
Ordinary shares, authorized	150,000,000	150,000,000
Ordinary shares issued	50,584,888	41,260,439
Ordinary shares, outstanding	50,584,888	41,260,439